Basis of Presentation and Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net loss	$ 9,085,268	$ 2,879,395	$ 1,980,570	$ 533,405	$ 11,964,663	$ 2,513,975	$ 5,451,778	$ 2,125,487
Accumulated deficit	28,864,488				28,864,488		16,899,825	11,448,047
Cash and cash equivalents on hand	$ 4,938,788		$ 6,924,746		$ 4,938,788	$ 6,924,746	6,510,140	155,427
Allowance for doubtful accounts receivable							0	0
Impairment of long lived assets							$ 0	$ 0
Private Placement Warrants
Product Information [Line Items]
Number of shares underlying warrants, Purchased	5,817,757				5,817,757
Public Warrants
Product Information [Line Items]
Number of shares underlying warrants, Purchased	5,223,675				5,223,675
Maximum
Product Information [Line Items]
Voting and non-voting common stock held by non-affiliates					$ 250,000,000
Annual revenue for recently completed fiscal year					100,000,000
Voting and non-voting common stock held by non-affiliates along with annual revenue					$ 700,000,000